Deerfield Warrants (Tables)	3 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of valuation inputs	Key inputs for the valuation of the warrant obligation as of March 31, 2023 were as follows:

	As of	As of
	March 31, 2023	December 31, 2022
Exercise price in USD	24.70 and 28.07	24.70 and 28.07
Share price in USD	1.95	3.84
Risk-free interest rate	4.0%	4.3%
Expected volatility	80%	70%
Expected term (months)	25.7 months	28.7 months
Dividend yield	—	—
Black-Scholes value in USD	0.04 and 0.03	0.20 and 0.16